Note 7 - Acquisition-related Items - Composition of Acquisition-related Expense (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transaction costs	$ 14,148	$ 23,275
Contingent consideration fair value adjustments (note 24)	(17,698)	3,700
Contingent consideration compensation expense (note 4)	50,646	50,169
Acquisition-related expense	$ 47,096	$ 77,144